Securities Act File No. 33-56094
                                                 Securities Act File No. 2-34552
                                                 Securities Act File No. 2-14767


                            PILGRIM U.S. EQUITY FUNDS
                          PILGRIM EQUITY & INCOME FUNDS

                        Supplement dated January 7, 2002
                   to the Statement of Additional Information
                             dated November 9, 2001

Effective January 7, 2002, the following disclosure for Thomas Jackson replaces the disclosure under "Management of the Pilgrim Funds--Board of Directors/Trustees" on page 8 of the Statement of Additional Information:

NAME, ADDRESS AND AGE            POSITION(S) HELD WITH FUNDS                     PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------            ---------------------------                     ----------------------------------------
Thomas Jackson                   Senior Vice President and Senior Portfolio      Senior Vice President, ING Pilgrim
7337 E. Doubletree Ranch Rd.     Manager for value equity strategies at ING      Investments, LLC since June of 2001.
Scottsdale, Arizona 85258        Pilgrim, has served as Portfolio Manager of     Prior to joining ING Pilgrim in June
Age: 56                          Growth and Income Fund, Pilgrim Investment      2001, Mr. Jackson was a Managing
                                 Funds, and Pilgrim Mutual Funds.                Director at Prudential Investments
                                                                                 (April 1990 through December 2000).
                                                                                 Prior to April 1990, Mr. Jackson was
                                                                                 Co-Chief Investment Officer and
                                                                                 Managing Director at Century Capital
                                                                                 Associates and Red Oak Advisors Inc.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE